UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Erin E. Douglas, Secretary

Financial Investors Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  303-623-2577

Date of fiscal year end:  April 30

Date of reporting period:  May 1, 2005 -April 30, 2006

Item 1.  Reports to Stockholders.

A N N U A L
INVESTMENT ADVISER	R e p o r t
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway Suite 2200 Denver, Colorado 80202 DISTRIBUTOR ALPS Distributors, Inc. 1625 Broadway
Suite 2200
Denver, Colorado 80202

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a
current prospectus.

For more information, please call
800.298.3442 or visit
www.fitfunds.com

An investment in the Funds is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any
other government agency. Although the Funds seeks to
preserve the value of your investment at $1.00 per share,
it is possible to lose money by investing in the Funds.	A P R I L 3 0 , 2 0 0 6

2

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Funds, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Funds do incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2005 and held until April 30, 2006.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Financial Investors Trust U.S. Treasury Money Market Fund

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period 11/1/05 - 4/30/06*
Actual Fund Return	$1,000.00	$1,020.10	$1.65
Hypothetical Fund Return	$1,000.00	$1,023.16	$1.66

Financial Investors Trust U.S. Government Money Market Fund

		Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period 11/1/05 - 4/30/06*
Class I	Actual Fund Return	$1,000.00	$1,021.20	$1.00
	Hypothetical Fund Return	$1,000.00	$1,023.80	$1.00
Class II	Actual Fund Return	$1,000.00	$1,019.90	$2.25
	Hypothetical Fund Return	$1,000.00	$1,022.56	$2.26

Financial Investors Trust Prime Money Market Fund

		Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period 11/1/05 - 4/30/06*
Class I	Actual Fund Return	$1,000.00	$1,021.20	$1.00
	Hypothetical Fund Return	$1,000.00	$1,023.80	$1.00
Class II	Actual Fund Return**	$1,000.00	$—	$—
	Hypothetical Fund Return	$1,000.00	$1,021.82	$3.01

* Expenses are equal to the Financial Investors Trust U.S. Treasury Money Market Fund, U.S. Government Money Market Fund Class I and II, and Prime Money Market Fund Class I and Class II annualized expense ratios of .33%, .20% and .45%, .20% and ..00%, multiplied by the average account value over the period, multiplied by the number of days in the second fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

** A full redemption of Prime Class II shares was made on January 5, 2005. As of April 30, 2006 there were no assets in the Fund.

ASSET ALLOCATION (UNAUDITED)

April 30, 2006

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	18.95%
Repurchase Agreements	81.39%
U.S. Government Money Market Fund
U.S. Governement & Agency Obligations	30.24%
Repurchase Agreements	70.10%
Prime Money Market Fund
Commercial Paper	9.24%
Corporate Notes	4.14%
Repurchase Agreements	86.96%

Percentage of Fund’s Total Net Assets

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Financial Investors Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Financial Investors Trust (the “Funds”) including the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, and the Prime Money Market Fund as of April 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Financial Investors Trust as of April 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
June 13, 2006

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND
April 30, 2006

Face Value	U.S. TREASURY OBLIGATIONS 18.95%	Value
	U.S. Treasury Bill
$6,000,000	4.46%, 5/4/06 DN	$5,997,770

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,997,770)		5,997,770

REPURCHASE AGREEMENTS COLLATERALIZED		Collateral
By U.S. GOVERNMENT OBLIGATIONS 81.39%		Value
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 4.69%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Bill, due 4/15/11 with a repurchase amount of $1,500,586	1,500,000	$1,530,077

Agreement with Bear Stearns Companies, Inc., 4.70%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Inflation Index Bond, 2.38% due 4/15/11 with a repurchase amount of $1,500,588	1,500,000	1,525,000

Agreement with BNP Paribas Securities Corp and Bank of New York (Tri-party), 4.70%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Bill, due 8/10/06 with a repurchase amount of $1,500,588	1,500,000	1,530,155

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 4.67%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Note, 3.88% due 5/15/09 with a repurchase amount of $1,500,584	1,500,000	1,531,563

Agreement with Deutsche Bank and Bank of New York (Tri-party), 4.72%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Bill, due 10/26/06, and U.S. Treasury Note, 2.38% due 8/31/06 with a repurchase amount of $1,500,590	1,500,000	1,530,461

Agreement with Goldman Sachs and Bank of New York (Tri-party), 4.67%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Note, 2.88% due 11/30/06 with a repurchase amount of $1,500,584	1,500,000	1,530,355

Agreement with Greenwich Capital Markets Inc., 4.68%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Note, 3.88% due 5/15/09 with a repurchase amount of $1,500,585	1,500,000	1,549,000

REPURCHASE AGREEMENTS COLLATERALIZED		Collateral
By U.S. GOVERNMENT OBLIGATIONS (continued)	Value	Value
Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 4.70%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Principal Strips, 4.88% due 2/15/12 with a repurchase amount of $5,001,958	$5,000,000	$5,102,414

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 4.69%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Note, 3.63% due 5/15/13 with a repurchase amount of $4,257,663	4,256,000	4,344,554

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 4.70%, dated 4/28/06 and maturing 5/1/06, collateralized by by U.S. Treasury Strips, due 5/15/07-2/15/16 with a repurchase amount of $1,500,588	1,500,000	1,532,168

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 4.70%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Note, 4.63% due 2/29/08 with a repurchase amount of $1,500,588	1,500,000	2,040,510

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 4.60%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Bond, 4.50% due 2/15/36 with a repurchase amount of $1,500,575	1,500,000	1,530,066

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 4.70%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Note, 4.63% due 5/15/06 with a repurchase amount of $1,500,588	1,500,000	1,531,250

TOTAL REPURCHASE AGREEMENTS (Cost $25,756,000)	25,756,000	26,807,573

TOTAL INVESTMENTS (Cost $31,753,770)	100.34%	$31,753,770
Liabilities in Excess of Other Assets	-0.34%	(108,692)
NET ASSETS	100.00%	$31,645,078

DN - Discount Notes

Income Tax Information:
Total cost for federal income tax purposes - $31,753,770

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
April 30, 2006

Face Value	U.S. GOVERNMENT & AGENCY OBLIGATIONS 30.24%	Value
	Federal Home Loan Mortgage Corp.
$45,000,000	4.67%, 5/2/06	$44,994,162
	Federal National Mortgage Association
10,000,000	4.79%, 5/1/06*	9,998,500
10,000,000	4.72%, 5/7/06*	9,998,875

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $64,991,537)		64,991,537

REPURCHASE AGREEMENTS COLLATERALIZED		Collateral
By U.S. GOVERNMENT OBLIGATIONS 70.10%		Value
Agreement with Bank of America and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.00% due 6/12/13 with repurchase amount of $45,017,888	45,000,000	$45,900,652

Agreement with Barclays and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Bank DN, due 7/5/06 with a repurchase amount of $10,003,975	10,000,000	10,200,247

Agreement with Bear Stearns Companies, Inc., 4.76%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Bank Bond, 4.25% due 5/8/07 with a repurchase amount of $10,003,967	10,000,000	10,206,035

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 3.25% due 11/2/07 with a repurchase amount of $10,003,975	10,000,000	10,200,462

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Bank Bond, 3.38% due 9/14/07 with a repurchase amount of $10,003,983	10,000,000	10,202,334

Agreement with Deutsche Bank and Bank of New York (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Credit Bank Bond, 2.60% due 9/7/06, and Federal Home Loan Loan Mortgage Corp. Note, 5.50% due 4/24/09 with a repurchase amount of $10,003,983	10,000,000	10,200,100

REPURCHASE AGREEMENTS COLLATERALIZED		Collateral
By U.S. GOVERNMENT OBLIGATIONS (continued)	Value	Value
Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 4.79%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.63% due 2/21/08 with repurchase amount of $10,003,992	$10,000,000	$10,203,944

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 4.80%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Notes, 3.88-4.88% due 3/15/07-6/15/08 with a repurchase amount of $35,665,260	35,651,000	36,367,440

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 4.76%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal National Mortgage Association Note, 3.25% due 11/15/07 with repurchase amount of $10,003,967	10,000,000	10,201,937

TOTAL REPURCHASE AGREEMENTS (Cost $150,651,000)	150,651,000	153,683,151

TOTAL INVESTMENTS (Cost $215,642,537)	100.34%	$215,642,537
Liabilities in Excess of Other Assets	(0.34%)	(720,472)
NET ASSETS	100.00%	$214,922,065

*Floating rate security - rate disclosed as of April 30, 2006. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes - $215,642,537

See Notes to Financial Statements.

PRIME MONEY MARKET FUND
April 30, 2006

Due Date	COMMERCIAL PAPER 9.24%	Principal Amount	Value
Atlantics Asset
5/12/06	4.83%	$1,000,000	$998,524

Lake Constance
5/11/06	4.81%	1,000,000	998,664

Thunder Bay
6/7/06	4.92%	1,354,000	1,347,153

TOTAL COMMERCIAL PAPER (Cost $3,344,341)			3,344,341

	CORPORATE NOTES 4.14%
National City Bank
5/12/06	4.85%*	1,500,000	1,500,113

TOTAL CORPORATE NOTES (Cost $1,500,113)			1,500,113

REPURCHASE AGREEMENTS COLLATERALIZED		Collateral
By U.S. GOVERNMENT OBLIGATIONS 86.96%		Value
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 4.74%, dated 10/29/04 and maturing 5/1/06, collateralized by U.S. Treasury Bill, due 10/12/06 with a repurchase amount of $1,500,593	1,500,000	$1,530,077

Agreement with Bank of America and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 5.25% due 10/28/14, and Federal National Mortgage Association Note, 5.70% due 11/19/24 with a repurchase amount of $8,003,180	8,000,000	8,160,193

Agreement with Barclays and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.79% due 8/4/10 with a repurchase amount of $1,500,596	1,500,000	1,530,805

Agreement with Bear Stearns Companies, Inc., 4.76%, dated 4/28/06 and maturing 5/1/06, collateralizd by Federal Home Loan Bank Bond, 4.63% due 2/18/11 with a repurchase amount of $1,500,595	1,500,000	1,532,856

REPURCHASE AGREEMENTS COLLATERALIZED		Collateral
By U.S. GOVERNMENT OBLIGATIONS 86.96%	Value	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 3.25% due 11/2/07 with a repurchase amount of $1,500,596	$1,500,000	$1,530,612

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-Party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Bank Bond, 3.38% due 9/14/07 with a repurchase amount of $1,500,598	1,500,000	1,531,335

Agreement with Deutsche Bank and Bank of New York (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal National Mortgage Association Note, 5.40% due 4/8/14 with a repurchase amount of $1,500,598	1,500,000	1,530,085

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 4.79%, dated 4/28/06 and maturing 5/1/06, collateralized by U.S. Treasury Bills, due 5/4/06 - 7/20/06 with a repurchase amount of $1,500,599	1,500,000	1,533,580

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co.(Tri-Party), 4.80%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 3.88% due 6/15/08 with with a repurchase amount of $8,491,395	8,488,000	8,659,216

Agreement with Merrill Lynch and Bank of New York (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Bank Bonds, 4.00-6.50% due 6/13/08-11/15/06 with a repurchase amount of $1,500,598	1,500,000	1,533,627

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Bank Bond, 4.30% due 2/11/08 with a repurchase amount of $1,500,598	1,500,000	1,549,359

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 4.76%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal National Mortgage Association Note, 3.25% due 11/15/07 with a repurchase amount of $1,500,595	1,500,000	1,532,755

TOTAL REPURCHASE AGREEMENTS (Cost $31,488,000)	31,488,000	32,154,500

		Value
TOTAL INVESTMENTS (Cost $36,332,454)	100.34%	$36,332,454
Liabilities in Excess of Other Assets	(0.34%)	(122,729)
NET ASSETS	100.00%	$36,209,725

*Floating rate security - rate disclosed as of April 30, 2006. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes: $36,332,454

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2006

	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund		Prime Money Market Fund
ASSETS
Investments, at amortized cost (which approximates market value) (1)	$31,753,770	$215,642,537		$36,332,454
Interest receivable	10,063	109,940		16,754
Prepaid and other assets	5,819	19,073		2,959
Total Assets	31,769,652	215,771,550		36,352,167

LIABILITIES
Dividends payable	115,082	813,705		132,999
Accrued investment advisory fee	1,937	13,302		2,104
Accrued administration fee	5,254	8,037		2,731
Accrued board of trustees fee	201	2,626		1,231
Accrued SEC registration fee	—	1,954		—
Accrued distribution fee	—	25		—
Other payables	2,100	9,836		3,377
Total Liabilities	124,574	849,485		142,442

NET ASSETS	$31,645,078	$214,922,065		$36,209,725

COMPOSITION OF NET ASSETS
Paid-in capital	$31,645,282	$214,921,768		$36,220,992
Undistributed net investment income	464	1,490		—
Accumulated net realized loss	(668)	(1,193)		(11,267)
NET ASSETS	$31,645,078	$214,922,065	(2)	$36,209,725	(2)
Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	31,679,713	214,775,037	(2)	36,225,918	(2)
Net asset value and redemption value per share	$1.00	$1.00		$1.00

(1) Including repurchase agreements in the amounts of:	$25,756,000	$150,651,000	$31,488,000

(2) U.S. Government Money Market Fund	Net Assets	Shares Outstanding
Class I	$214,906,849	214,759,809
Class II	$15,216	15,228
Prime Money Market Fund
Class I	$36,209,725	36,225,918
Class II	$—	—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2006

	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund	Prime Money Market Fund
INVESTMENT INCOME	$1,395,532	$9,514,396	$1,245,264

EXPENSES
Investment advisory fee	38,247	256,466	32,392
Administration services	598,358	390,805	359,013
Legal	1,968	14,256	1,605
Reports to Shareholders	2,094	7,683	400
Insurance	5,271	39,803	6,240
State Registration	5,675	5,172	1,501
Distribution - Class II	—	254	—
Board of Trustees	3,223	20,763	2,605
Miscellaneous	1,835	8,754	1,436
Total Expenses before fee waiver	656,671	743,956	405,192
Expenses waived by administrator	(523,697)	(169,814)	(332,708)
Expenses waived by investment advisor	(12,749)	(85,488)	(10,797)
Net Expenses	120,225	488,654	61,687
NET INVESTMENT INCOME	1,275,307	9,025,742	1,183,577
Net realized gain/(loss) on investments	41	219	(459)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,275,348	$9,025,961	$1,183,118

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund
	For the Years Ended April 30,
	2006	2005
OPERATIONS
Net investment income	$1,275,307	$574,270
Net realized gain/(loss) on investments	41	(709)
Net increase in net assets resulting from operations	1,275,348	573,561

DISTRIBUTIONS
Dividends to shareholders from net investment income	(1,275,307)	(574,264)
Dividends to shareholders from net realized gains	—	(19,015)
Net decrease in net assets from distributions	(1,275,307)	(593,279)

BENEFICIAL INTEREST TRANSACTIONS (1)
Shares sold	79,587,087	97,567,083
Dividends reinvested	1,216,509	541,184
Shares redeemed	(85,092,305)	(107,916,710)
Net decrease in net assets derived from beneficial interest transactions	(4,288,709)	(9,808,443)
Net decrease in net assets	(4,288,668)	(9,828,161)

NET ASSETS
Beginning of period	35,933,746	45,761,907
End of period*	$31,645,078	$35,933,746

* Includes undistributed net investment income of:	$464	$464

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	U.S. Government Money Market Fund		Prime Money Market Fund
	For the Years Ended April 30,
	2006	2005	2006	2005
OPERATIONS
Net investment income	$9,025,742	$4,483,664	$1,183,577	$1,139,239
Net realized gain/(loss) on investments	219	1,408	(459)	(10,808)
Net increase in net assets resulting from operations	9,025,961	4,485,072	1,183,118	1,128,431
DISTRIBUTIONS
Dividends to shareholders from net investment income
Class I	(9,022,761)	(4,474,605)	(1,188,491)	(911,114)
Class II	(2,981)	(9,059)	—	(228,152)
Dividends to shareholders from net realized gains
Class I	—	—	—	(9,155)
Class II	—	—	—	(3,866)
Net decrease in net assets from distributions	(9,025,742)	(4,483,664)	(1,188,491)	(1,152,287)
BENEFICIAL INTEREST TRANSACTIONS (1)
Class I
Shares sold	584,658,345	581,137,163	121,370,818	121,305,924
Dividends reinvested	8,176,182	3,887,041	260,812	174,183
Shares redeemed	(622,968,828)	(585,467,356)	(121,033,471)	(203,716,806)
Class II
Shares sold	—	958,150	—	58,014,162
Dividends reinvested	3,028	9,513	—	5,482
Shares redeemed	(243,084)	(2,447,664)	—	(102,797,252)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(30,374,357)	(1,923,153)	598,159	(127,014,307)
Net increase/(decrease) in net assets	(30,374,138)	(1,921,745)	592,786	(127,038,163)
NET ASSETS
Beginning of period	245,296,203	247,217,948	35,616,939	162,655,102
End of period*	$214,922,065	$245,296,203	36,209,725	$35,616,939

* Includes undistributed net investment income of:	$1,490	$1,490	—	—

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. TREASURY MONEY MARKET FUND
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Years Ended April 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.03	0.01	0.01	0.01	0.03
Net realized gain	—	0.00 ^	—	—	—
Total from investment operations	0.03	0.01	0.01	0.01	0.03

Distributions
From net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)
From net realized gain	—	0.00 ^	—	—	—
Total distributions	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	3.56%	1.54%	0.76%	1.26%	2.53%

Ratios/Supplemental Data
Net assets, end of period (000)	$31,645	$35,934	$45,762	$80,935	$88,395

Ratio of expenses to average net assets	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income to average net assets	3.50%	1.44%	0.78%	1.25%	2.51%
Ratio of expenses to average net assets without fee waivers	1.80%	1.65%	1.18%	0.76%	0.69%
Ratio of net investment income to average net assets without fee waivers	2.03%	0.12%	(0.07)%	0.81%	2.15%

+ Total return would have been lower had various fees not been waived during the period.

^ Less than $.005 per share.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND — CLASS I
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Years Ended April 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.04	0.02	0.01	0.01	0.03

Distributions
From net investment income	(0.04)	(0.02)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	3.77%	1.68%	0.93%	1.43%	2.87%

Ratios/Supplemental Data
Net assets, end of period (000)	$214,907	$245,040	$245,482	$407,147	$466,482

Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.69%	1.64%	0.94%	1.42%	2.78%
Ratio of expenses to average net assets without fee waivers	0.30%	0.30%	0.28%	0.21%	0.21%
Ratio of net investment income to average net assets without fee waivers	3.59%	1.54%	0.86%	1.41%	2.77%

+ Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND — CLASS II
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Years Ended April 30,			For the Period Ended
	2006	2005	2004	April 30, 2003(1)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.03	0.01	0.01	0.01

Distributions
From net investment income	(0.03)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return+	3.51%	1.42%	0.67%	1.03	% #

Ratios/Supplemental Data
Net assets, end of period (000)	$15	$256	$1,736	$2,164

Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45	% *
Ratio of net investment income to average net assets	3.44%	1.39%	0.68%	0.92	%*
Ratio of expenses to average net assets without fee waivers	0.55%	0.55%	0.53%	0.46	%*
Ratio of net investment income to average net assets without fee waivers	3.34%	1.29%	0.60%	0.91	%*

*Annualized.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

(1) Class II commenced operations on June 18, 2002.

See Notes to Financial Statements.

PRIME MONEY MARKET FUND — CLASS I
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Years Ended April 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.04	0.02	0.01	0.01	0.03
Net realized gain	—	0.00 ^	0.00 ^	—	—
Total from investment operations	0.04	0.02	0.01	0.01	0.03

Distributions
From net investment income	(0.04)	(0.02)	(0.01)	(0.01)	(0.03)
From net realized gain	—	0.00 ^	0.00 ^	—	—
Total distributions	(0.04)	(0.02)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	3.78%	1.73%	0.95%	1.42%	2.88%

Ratios/Supplemental Data
Net assets, end of period (000)	$36,210	$35,617	$117,879	$98,079	$138,272

Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.83%	1.58%	0.95%	1.46%	2.74%
Ratio of expenses to average net assets without fee waivers	1.31%	0.62%	0.35%	0.26%	0.28%
Ratio of net investment income to average net assets without fee waivers	2.72%	1.16%	0.79%	1.41%	2.66%

+Total return would have been lower had various fees not been waived during the period.

^Less than $.005 per share.

See Notes to Financial Statements.

PRIME MONEY MARKET FUND — CLASS II
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Years Ended April 30,
	2006*	2005*	2004	2003	2002
Net asset value, beginning of period	—	—	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	—	—	0.01	0.01	0.03
Net realized gain	—	—	0.00 ^	—	—
Total from investment operations	—	—	0.01	0.01	0.03

Distributions
From net investment income	—	—	(0.01)	(0.01)	(0.03)
From net realized gain	—	—	0.00 ^	—	—
Total distributions	—	—	(0.01)	(0.01)	(0.03)
Net asset value, end of period	—	—	$1.00	$1.00	$1.00
Total return+	—	—	0.55%	1.02%	2.62%

Ratios/Supplemental Data
Net assets, end of period (000)	—	—	$44,776	$51,750	$2,591

Ratio of expenses to average net assets	—	—	0.60%	0.60%	0.51%
Ratio of net investment income to average net assets	—	—	0.55%	0.96%	2.17%
Ratio of expenses to average net assets without fee waivers	—	—	0.75%	0.66%	0.60%
Ratio of net investment income to average net assets without fee waivers	—	—	0.39%	0.91%	2.08%

*	A full redemption of Class II shares was made on January 5, 2005. Thus, there were no assets to derive any financial highlight information for the years ended April 30, 2005 and April 30, 2006.
+	Total return would have been lower had various fees not been waived during the period.
^	Less than $.005 per share.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the “Funds”). The financial statements of the American Freedom U.S. Government Money Market Fund is presented separately.

The U.S. Government Money Market Fund and the Prime Money Market Fund offer two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the Funds’ policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

At April 30, 2006 the funds had available for federal income tax purposes unused capital loss carryovers of:

	Capital Loss	Year of
Fund	Carryovers	Expiration
U.S. Treasury Money Market Fund	$668	2013
U.S. Government Money Market Fund	$1,193	2008
Prime Money Market Fund	$10,808	2013
	$459	2014

The U.S. Treasury Money Market Fund and U.S. Government Money Market Fund used $41 and $219 of capital loss carryovers in the current period to offset net realized gains for federal income tax purposes.

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Funds during the years ended April 30, 2006 and 2005 were as follows:

	U.S. Treasury Money Market Fund		U.S. Government Money Market Fund		Prime Money Market Fund
	2006	2005	2006	2005	2006	2005
Distributions paid from:
Ordinary income	$1,275,307	$593,279	$9,025,742	$4,483,664	$1,188,491	$1,152,287
Long-Term capital gains	—	—	—	—	—	—
Total	$1,275,307	$593,279	$9,025,742	$4,483,664	$1,188,491	$1,152,287

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund	Prime Money Market Fund

Undistributed net investment income	$464	$1,490	$—
Accumulated net realized loss	(668)	(1,193)	(11,267)
Total	$(204)	$297	$(11,267)

The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended April 30, 2006, amounts have been reclassified on the U.S. Government Money Market Fund to reflect a decrease in accumulated net realized loss of $1,046 and a decrease in paid in capital of $1,046. In addition, amounts have been reclassified on the Prime Money Market Fund to reflect a decrease in overdistributed net investment income of $4,914, and a decrease in paid capital of $4,914. The U.S. Treasury Money Market Fund had no reclassifications. Net assets of the Funds were unaffected by the reclassifications and the calculation of net investment income in the Financial Highlights excludes these adjustments.

These reclassifications are primarily the result of differing book/tax distribution amounts and expiration of capital loss carryovers.

Expenses: Some expenses of the Trust can be directly attributed to a fund or a fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.                 INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

At a special meeting on June 10, 2003, shareholders of each of the Funds approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of .105% of each Fund’s average net assets. SSgA FM has voluntarily agreed to waive .035% of their advisory fee until assets for each Fund reach $1 billion.

Any information contained in this report prior to January 13, 2003, reflects the operations of the Funds while GE Asset Management, Inc (“GEAM”) was the adviser. SSgA FM assumed the interim investment advisory responsibility for the Financial Investors Trust Money Market Funds until June 10, 2003. GEAM and SSgA FM were entitled to the following advisory fee schedule:

	U.S. Treasury	U.S. Government	Prime
Average Net Assets	Money Market Fund	Money Market Fund	Money Market Fund
First $500 million	0.05%	0.04%	0.04%
Next $500 million	0.075%	0.06%	0.06%
Next $500 million	0.10%	0.08%	0.08%
In excess of $1.5 billion	0.15%	0.08%	0.08%

ALPS Mutual Funds Services, Inc. (“ALPS”) serves as the Funds’ administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

	U.S. Treasury	U.S. Government	Prime
Average Net Assets	Money Market Fund*	Money Market Fund*	Money Market Fund*
First $500 million	0.26%	0.16%	0.16%
Next $500 million	0.24%	0.14%	0.14%
In excess of $1 billion	0.22%	0.12%	0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2007, to the extent necessary for U.S. Treasury to maintain a total expense ratio of no more than .33% of its average net assets, U.S. Government Class I to maintain a total expense ratio of no more than .20% of its average net assets, U.S. Government Class II to maintain a total expense ratio of no more than .45% of its average net assets, Prime Class I to maintain a total expense ratio of no more than .20% of its average net assets, and Prime Class II to maintain a total expense ratio of no more than .60% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

The Trustees have adopted a Distribution Plan on behalf of Class II of the U.S. Government Money Market Fund and the Prime Money Market Fund (“Class II”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc., at the annual rate of .25% of the average net assets of Class II of the U.S. Government Money Market Fund and .40% of the average net assets of Class II of the Prime Money Market Fund.

Shareholders holding more than 5.00% of the Funds’ outstanding shares as of April 30, 2006, constituted 45.3% of the U.S. Treasury Money Market Fund, 62.2% of the U.S. Government Money Market Fund and 94.8% of the Prime Money Market Fund.

FUND HOLDINGS (UNAUDITED)

The Funds file complete schedules of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec. gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES (UNAUDITED)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov.

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

On March 14, 2006, the Board of Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Funds’ assets and securities. The Trustees last approved the Advisory Agreement for the U.S. Treasury, U.S. Government and Prime Money Market Funds in March 2005. It was also noted that the Independent Trustees met with Fund Counsel before the Board meeting commenced and had discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreements the Trustees, including the Independent Trustees, considered the following factors with respect to the Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.105% of each Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.

The Board received and considered information comparing the Funds’ contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

The Trustees further determined that the total expense ratios of 0.330% for the U.S. Treasury Money Market Fund, 0.200% for the U.S. Government Money Market Fund Class I, 0.450% for the U.S. Government Money Market Fund Class II, and 0.200% for the Prime Money Market Fund Class I , all net of any fee waivers in place, are comparable to others within such Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreements: The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the Advisory Agreements. The Trustees reviewed certain background materials supplied by SSgA FM.

The Trustees noted having received reports from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM. The Trustees reviewed background information about SSgA FM, including their Form ADV. The Trustees considered the background and experience of SSgA FM’s management in connection with the Funds including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each of the Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, SSgA FM’s method of determining credit risk as required by Rule 2a-7, client transactions, insider trading policies and procedures and a description of SSgA FM’s code of ethics.

Money Market Funds’ Performance: The Trustees received and considered the one, three and five year performance, as applicable, of each Fund. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time periods.

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreements. The Trustees considered the profits, if any, realized by SSgA FM in connection with the operation of the Funds and whether the amount of the profit, if any, is fair to the Trust.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with SSgA FM.

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Funds. The Trustees also reviewed the top ten broker-dealers used by SSgA FM as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

The Trustees, including a majority of Independent Trustees, concluded that:

• the investment advisory fees received by SSgA FM with respect to each Fund are comparable to others with in such Fund’s peer universe;

• the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement is adequate;

• the performance of each Fund is comparable to the performance of similarly managed SSgA FM products for the same time periods;

• the profit, if any, realized by SSgA FM in connection with the operation of the Funds is fair to the Trust;

• the relatively small size of each Fund does not permit for economies of scale in SSgA FM’s provision of services to the Funds; and

• there are no material other benefits accruing to SSgA FM in connection with SSgA FM’s relationship with the Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interest of the Funds and their shareholders and re-approved the Investment Advisory Agreement.

TRUSTEES & OFFICERS (UNAUDITED)

As of April 30, 2006, the Funds represented three of four separate series under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-298-3442. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

Term of Office, Length of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years
Name, Address & Age	with Funds	Overseen	and other Directorships Held by Trustee
W. Robert Alexander, (78) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993 and oversees 4 funds in the trust.

Mr. Alexander was the Chief Executive Officer of ALPS Mutual Funds Services, Inc., (“ALPS”) and ALPS Distributors, Inc., (“ADI”) until September 30, 2005, which provide administration and distribution services, respectively, for proprietary mutual fund complexes. Mr. Alexander is a director of ALPS Holdings, Inc. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts, Financial Investors Variable Insurance Trust, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Reaves Utility Income Fund.

Edmund J. Burke, (45) 1625 Broadway Suite 2200 Denver, CO 80202	President	Edmund J. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Clough Global Allocation Fund.

Jeremy O. May, (36) 1625 Broadway Suite 2200 Denver, CO 80202	Treasurer	Jeremy May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995 as a Controller. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPS and ADI, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and First Funds Trust.

Term of Office, Length of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years
Name, Address & Age	with Funds	Overseen	and other Directorships Held by Trustee
Erin Douglas, (29)* 1625 Broadway Suite 2200 Denver, CO 80202	Secretary	Erin Douglas was elected as Secretary at the June 15, 2004 meeting of the Board of Trustees.

Ms. Douglas is Associate Counsel of ALPS. Ms.  Douglas joined ALPS as Associate Counsel in  January 2003. Ms. Douglas is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Douglas is currently Secretary of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough and Global Opportunities Fund.

Bradley J. Swensen (33)* 1625 Broadway Suite 2200 Denver, CO 80202	Chief Compliance Officer	Mr. Swenson was elected as Chief Compliance Officer at the March 22, 2005 meeting of the Board of Trustees.

Mr. Swenson joined ALPS as Chief Compliance Officer (“CCO”) in May 2004. Prior to joining ALPS, Mr. Swenson served as the Senior Audit manager at Janus Capital Group. Before joining Janus Mr. Swenson was a senior Internal Auditor for Oppenhiemer Funds. Because of his position with ALPS and ADI, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Swenson is currently the CCO of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Nasdaq 100 Trust, BLDRS Trust, and WisdomTree Trusts, Reaves Utility Income Fund, SPDR Trust, Midcap SPDR Trust, and DIAMONDS Trust.

Kim Storms, (33)* 1625 Broadway Suite 2200 Denver, CO 80202	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund Reaves Utility Income Fund, and Assistant Secretary of Ameristock Mutual Fund, Inc.

Term of Office, Length of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years
Name, Address & Age	with Funds	Overseen	and other Directorships Held by Trustee
Mary K. Anstine, (65) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Denver Area Council of the Boy Scouts of America and a Director AV Hunter Trust. Ms. Anstine is a Trustee of Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, and Westcore Trust.

Edwin B. Crowder, (74) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Edwin B. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Robert E. Lee, (71) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Robert E. Lee was appointed as a Trustee at the December 15, 1998, meeting of the Board of Trustees and oversees 4 funds in the trust.

Mr. Lee is a Director of Storage Technology Corporation and ING Financial Services - North America. Mr. Lee is also a Director of Meredith Capital Corporation and Source Capital Corporation. Mr. Lee is a Trustee of the Financial Investors Variable Insurance Trust and Reaves Utility Income Fund.

John R. Moran, Jr., (75) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	John R. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.

Mr. Moran is President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado; Trustee of the Robert J. Kutak Foundation, Hill Foundation and Financial Investors Variable Insurance Trust.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

DISTRIBUTOR ALPS Distributors, Inc. 1625 Broadway Suite 2200 Denver, Colorado 80202	Annual Report April 30, 2006

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a
current prospectus.

For more information, please call
800.862.3040 or visit
www.AmericanFreedomFunds.com

An investment in the Fund is not insured or
guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the Fund seeks to preserve the value of
your investment at $1.00 per share, it is possible to
lose money by investing in the Fund.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Fund, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2005 and held until April 30, 2006.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

				Expense Paid
		Beginning Account	Ending Account	During Period
		Value 11/1/05	Value 4/30/06	11/1/05 - 4/30/06*
Class I	Actual Fund Return	$1,000.00	$1,020.80	$1.00
	Hypothetical Fund Return	$1,000.00	$1,023.80	$1.00
Class II	Actual Fund Return	$1,000.00	$1,019.60	$2.20
	Hypothetical Fund Return	$1,000.00	$1,022.61	$2.21

* Expenses are equal to the American Freedom U.S. Government Money Market Fund Class I and Class II annualized expense ratios of .20% and .44%, multiplied by the average account value over the period, multiplied by the number of days in the second fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION

April 30, 2006

U.S. Government & Agency Obligations	25.16%
Repurchase Agreements	75.15%

Percentage of Fund’s Total Net Assets

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Financial Investors Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the American Freedom U.S. Government Money Market Fund [one of the portfolios constituting the Financial Investors Trust (the “Fund”)] as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s  management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement   presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Freedom U.S. Government Money Market Fund of the Financial Investors Trust as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
June 13, 2006

2

STATEMENT OF INVESTMENTS

April 30, 006

Face Value	U.S. GOVERNMENT & AGENCY OBLIGATIONS 25.16%	Value
	Federal Home Loan Mortgage Corp.
$20,000,000	4.67%, 5/2/06 DN	$19,997,405

	Federal National Mortgage Assocation
5,000,000	4.79%, 5/1/06*	4,999,827
5,000,000	4.72%, 5/7/06*	4,999,437

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $29,996,669)	29,996,669

REPURCHASE AGREEMENTS COLLATERALIZED		Collateral
BY U.S. GOVERNMENT OBLIGATIONS 75.15%		Value
Agreement with Bank of America and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.92% due 12/7/09 and Federal National Mortgage Association Note, 5.70% due 11/19/24 with repurchase amount of $25,009,938	25,000,000	$25,500,260

Agreement with Barclays and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.79% due 8/4/10 with a repurchase amount of $5,001,988	5,000,000	5,100,369

Agreement with Bear Stearns Companies, Inc., 4.76%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal National Mortgage Association Note, 3.49% due 3/24/09 with a repurchase amount of $5,003,983	5,000,000	5,106,108

Agreement with BNP Paribas Securities Corp and Bank of New York (Tri-party), 4.77%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 3.25% due 11/2/07 with a repurchase amount of $5,003,988	5,000,000	5,100,724

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Bank Bond, 3.38% due 9/14/07 with a repurchase amount of $5,001,992	5,000,000	5,101,167

Agreement with Deutsche Bank and Bank of New York (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal National Mortgage Association DN, due 5/12/06 with a repurchase amount of $5,001,992	5,000,000	5,100,291

3

REPURCHASE AGREEMENTS COLLATERALIZED		Collateral
BY U.S. GOVERNMENT OBLIGATIONS (CONTINUED)	Value	Value
Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 4.79%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.63% due 2/21/08 with repurchase amount of $5,001,996	$5,000,000	$5,104,469

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 4.80%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.88% due 11/16/07 with a repurchase amount of $19,587,832	19,580,000	19,975,888

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 6.63% due 9/15/09, and Federal National Mortgage Association Note, 5.00% due 3/15/16 with repurchase amount of $5,001,992	5,000,000	5,434,554

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 4.78%, dated 4/28/06 and maturing 5/1/06, collateralized by Tennessee Valley Authority Bond, 5.98% due 4/1/36 with a repurchase amount of $5,001,992	5,000,000	5,126,025

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 4.76%, dated 4/28/06 and maturing 5/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.88% due 3/15/07 with repurchase amount of $5,003,983	5,000,000	5,101,499

TOTAL REPURCHASE AGREEMENTS (Cost $89,580,000)	89,580,000	91,751,354

TOTAL INVESTMENTS (Cost $119,576,669)	100.31%	$119,576,669
Liabilities in Excess of Other Assets	(0.31%)	(370,493)
NET ASSETS	100.00%	$119,206,176

*Floating rate security - rate disclosed as of April 30, 2006. Maturity date represents the next interest rate reset date.

DN- Discount Note

Income Tax Information:
Total cost for federal income tax purposes - $119,576,669

See Notes to Financial Statements.

4

STATEMENT OF ASSETS AND LIABILITIES

April 30, 006

ASSETS

Investments, at amortized cost (which approximates market value)(1)	$119,576,669
Interest receivable	60,649
Prepaid and other assets	12,252
Total Assets	119,649,570

LIABILITIES
Dividends payable	422,238
Accrued investment advisory fee	7,117
Accrued administration fee	9,658
Accrued board of trustees fee	1,499
Accrued distribution fee	15
Other payables	2,867
Total Liabilities	443,394
NET ASSETS	$119,206,176

COMPOSITION OF NET ASSETS
Paid-in capital	$119,206,037
Undistributed net investment income	—
Accumulated net realized gain	139
NET ASSETS	$119,206,176	(2)

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	119,206,015	(2)

Net asset value and redemption value per share	$1.00

(1) Including repurchase agreements in the amount of $89,580,000.

(2) U.S. Government Money Market Fund	Net Assets	Shares Outstanding
Class I	$119,203,035	119,202,873
Class II	$3,141	3,142

See Notes to Financial Statements.

5

STATEMENT OF OPERATIONS

For the Year Ended April 30, 006

INVESTMENT INCOME	$4,877,044

EXPENSES
Investment advisory fee	131,344
Administration services	359,013
Legal	10,223
Insurance	16,693
State Registration	1,879
Distribution - Class II	7
Board of Trustees	8,397
Miscellaneous	4,209
Total Expenses before fee waivers	531,765
Expenses waived by administrator	(237,899)
Expenses waived by investment advisor	(43,781)
Net Expenses	250,085
NET INVESTMENT INCOME	4,626,959
Net realized gain on investments	139
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,627,098

See Notes to Financial Statements.

6

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended April 30,
	2006	2005
OPERATIONS
Net investment income	$4,626,959	$1,969,468
Net realized gain on investments	139	—
Net increase in net assets resulting from operations	4,627,098	1,969,468

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class I	(4,626,852)	(1,969,430)
Class II	(107)	(43)
Dividends to shareholders from net realized gains
Class I	—	(15,590)
Class II	—	—
Net decrease in net assets from distributions	(4,626,959)	(1,985,063)

BENEFICIAL INTEREST TRANSACTIONS (1)
Class I
Shares sold	132,526,790	126,687,386
Dividends reinvested	3,712,078	1,517,388
Shares redeemed	(132,705,116)	(117,272,289)
Class II
Shares sold	—	—
Dividends reinvested	102	39
Shares redeemed	—	—
Net increase in net assets derived from beneficial interest transactions	3,533,854	10,932,524
Net increase in net assets	3,533,993	10,916,929

NET ASSETS
Beginning of period	115,672,183	104,755,254
End of period	$119,206,176	$115,672,183

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

7

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended April 30,		For the Period
	2006	2005	Ended 2004**
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.04	0.02	0.01
Net realized gain	—	0.00 ^	—
Total from investment operations	0.04	0.02	0.01

Distributions
From net investment income	(0.04)	(0.02)	(0.01)
Net realized gain	—	0.00 ^	—
Total distributions	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return+	3.73%	1.68%	0.55	% #

Ratios/Supplemental Data
Net assets, end of period (000)	$119,203	$115,669	$104,752

Ratio of expenses to average net assets	0.20%	0.20%	0.20	% *
Ratio of net investment income to average net assets	3.70%	1.68%	0.88	%*
Ratio of expenses to average net assets without fee waivers	0.43%	0.43%	0.43	%*
Ratio of net investment income to average net assets without fee waivers	3.47%	1.45%	0.65	%*

* Annualized.

** Class I commenced operations on September 11, 2003.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

^ Less than $.005 per share.

See Notes to Financial Statements.

8

U.S. GOVERNMENT MONEY MARKET FUND — CLASS II
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended April 30,		For the Period
	2006	2005	Ended 2004**
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.03	0.01	0.00	^
Net realized gain	—	0.00 ^	—
Total from investment operations	0.03	0.01	0.00	^

Distributions
From net investment income	(0.03)	(0.01)	(0.00	)^
Net realized gain	—	0.00 ^	—
Total distributions	(0.03)	(0.01)	(0.00	)^
Net asset value, end of period	$1.00	$1.00	$1.00
Total return+	3.47%	1.42%	0.11	% #

Ratios/Supplemental Data
Net assets, end of period (000)	$3	$3	$3

Ratio of expenses to average net assets	0.44%	0.43%	0.43	% *
Ratio of net investment income to average net assets	3.46%	1.46%	0.62	%*
Ratio of expenses to average net assets without fee waivers	0.66%	0.66%	0.66	%*
Ratio of net investment income to average net assets without fee waivers	3.24%	1.23%	0.39	%*

* Annualized.

** Class II commenced operations on September 17, 2003.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

^ Less than $.005 per share.

See Notes to Financial Statements.

9

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust’s American Freedom Family of Funds. The American Freedom Family of Funds includes the U.S. Government Money Market Fund (the “fund”). The financial statements of the remaining funds of the Trust are presented separately.

The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the Fund’s policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

10

The tax character of the distributions paid by the U.S. Government Money Market Fund for the years ended April 30, 2006 and 2005, respectively, were as follows:

	2006	2005
Distributions paid from:
Ordinary income	$4,626,959	$1,985,063
Long-Term capital gain	—	—
Total	$4,626,959	$1,985,063

As of April 30, 2006, the components of distributable earnings on a tax basis for the Fund was as follows:

	2006	2005
Undistributed ordinary income	$139	$0
Accumulated net realized gain	0	0
Total	$139	$0

Expenses: Some expenses of the Trust can be directly attributed to a fund or a fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.                 INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (“SSgA FM”). Pursuant to that advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate of .105% of average net assets of the U.S. Government Money Market Fund. SSgA FM has voluntarily agreed to waive .035% of its advisory fee until the assets of the Fund reach $1 billion.

ALPS Mutual Funds Services, Inc. (“ALPS”) serves as the Fund’s administrator. ALPS is entitled to receive a fee from the Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

U.S. Government
Average Net Assets	Money Market Fund*
First $500 million	0.16%
Next $500 million	0.14%
In excess of $1 billion	0.12%

*Subject to a minimum monthly fee of $30,000.

11

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2007, to the extent necessary for Class I to maintain a total expense ratio of no more than .20% of its average net assets, and Class II to maintain a total expense ratio of no more than .45% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

The Trustees have adopted a Distribution Plan on behalf of Class II pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc., at the annual rate of .25% of the average net assets of Class II of the Fund.

Shareholders holding more than 5.00% of the Funds’ outstanding shares as of April 30, 2006, constituted 79.4% of the Fund.

FUND HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES (UNAUDITED)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities area available without a charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http:///www.sec.gov

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

On March 14, 2006, the Board of Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Funds’ assets and securities. The Trustees last approved the Advisory Agreement for the American Freedom U.S. Government Money Market Fund in March 2005. It was also noted that the Independent Trustees met with Fund Counsel before the Board meeting commenced and had discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreement the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.105% of the Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.

12

The Board received and considered information comparing the Funds’ contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

The Trustees further determined that the total expense ratios of 0.200% for the American Freedom U.S. Government Money Market Fund Class I and 0.429% for the American Freedom U.S. Government Money Market Fund Class II, each net of any fee waivers in place, are comparable to others within the Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees reviewed certain background materials supplied by SSgA FM.

The Trustees noted having received reports from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM. The Trustees reviewed background information about SSgA FM, including their Form ADV. The Trustees considered the background and experience of SSgA FM’s management in connection with the Fund including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, SSgA FM’s method of determining credit risk as required by Rule 2a-7, client transactions, insider trading policies and procedures and a description of SSgA FM’s code of ethics.

Money Market Funds’ Performance: The Trustees received and considered the one year performance of the Fund. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time period.

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreements. The Trustees considered the profits, if any, realized by SSgA FM in connection with the operation of the Fund and whether the amount of the profit, if any, is fair to the Trust.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with SSgA FM.

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Funds. The Trustees also reviewed the top ten broker-dealers used by SSgA FM as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

13

The Trustees, including a majority of Independent Trustees, concluded that:

•     the investment advisory fees received by SSgA FM with respect to the Fund are comparable to others within such Fund’s peer universe;

•     the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement is adequate;

•     the performance of the Fund is comparable to the performance of similarly managed SSgA FM products for the same time periods;

•     the profit, if any, realized by SSgA FM in connection with the operation of the Fund is fair to the Trust;

•     the relatively small size of the Fund does not permit for economies of scale in SSgA FM’s provision of services to the Fund; and

•     there are no material other benefits accruing to SSgA FM in connection with SSgA FM’s relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interest of the Funds and their shareholders and re-approved the Investment Advisory Agreement.

14

TRUSTEES AND OFFICERS (UNAUDITED)

As of April 30, 2006, the U.S. Government Money Market Fund represented one of four separate series under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-862-3040. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years
Name, Address & Age	with Funds	Overseen	and other Directorships Held by Trustee
W. Robert Alexander, (78) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993 and oversees 4 funds in the trust.

Mr. Alexander was the Chief Executive Officer of ALPS Mutual Funds Services, Inc.,(“ALPS”) and ALPS Distributors, Inc., (“ADI”) until September 30, 2005, which provide administration and distribution services, respectively, for proprietary mutual fund complexes. Mr. Alexander is a director of ALPS Holdings, Inc. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts, Financial Investors Variable Insurance Trust, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Reaves Utility Income Fund.

Edmund J. Burke, (45) 1625 Broadway Suite 2200 Denver, CO 80202	President	Edmund J. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Clough Global Allocation Fund.

Jeremy O. May, (36) 1625 Broadway Suite 2200 Denver, CO 80202	Treasurer	Jeremy May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995 as a Controller. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPS and ADI, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and First Funds Trust.

15

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years
Name, Address & Age	with Funds	Overseen	and other Directorships Held by Trustee
Erin Douglas, (29)* 1625 Broadway Suite 2200 Denver, CO 80202	Secretary	Erin Douglas was elected as Secretary at the June 15, 2004 meeting of the Board of Trustees.

Ms. Douglas is Associate Counsel of ALPS. Ms.  Douglas joined ALPS as Associate Counsel in January  2003. Ms. Douglas is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Douglas is currently Secretary of the Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.

Bradley J. Swensen (33)* 1625 Broadway Suite 2200 Denver, CO 80202	Chief Compliance Officer	Mr. Swenson was elected as Chief Compliance Officer at the March 22, 2005 meeting of the Board of Trustees.

Mr. Swenson joined ALPS as Chief Compliance Officer (“CCO”) in May 2004. Prior to joining ALPS, Mr. Swenson served as the Senior Audit manager at Janus Capital Group. Before joining Janus Mr. Swenson was a senior Internal Auditor for Oppenhiemer Funds. Because of his position with ALPS and ADI, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Swenson is currently the CCO of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Nasdaq 100 Trust, BLDRS Trust, and WisdomTree Trusts, Reaves Utility Income Fund, SPDR Trust, Midcap SPDR Trust, and DIAMONDS Trust.

Kim Storms (33)* 1625 Broadway Suite 2200 Denver, CO 80202	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund Reaves Utility Income Fund, and Assistant Secretary of Ameristock Mutual Fund, Inc.

16

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years
Name, Address & Age	with Funds	Overseen	and other Directorships Held by Trustee
Mary K. Anstine, (65) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Denver Area Council of the Boy Scouts of America and a Director AV Hunter Trust. Ms. Anstine is a Trustee of Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, and Westcore Trust.

Edwin B. Crowder, (74) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Edwin B. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Robert E. Lee, (71) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Robert E. Lee was appointed as a Trustee at the December 15, 1998, meeting of the Board of Trustees and oversees 4 funds in the trust.

Mr. Lee is a Director of Storage Technology Corporation and ING Financial Services - North America. Mr. Lee is also a Director of Meredith Capital Corporation and Source Capital Corporation. Mr. Lee is a Trustee of the Financial Investors Variable Insurance Trust and Reaves Utility Income Fund.

John R. Moran, Jr., (75) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	John R. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.

Mr. Moran is President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado; Trustee of the Robert J. Kutak Foundation, Hill Foundation and Financial Investors Variable Insurance Trust.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

17

INTENTIONALLY LEFT BLANK

Item 2.            Code of Ethics.

(a)                                      The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)                                     Not applicable.

(c)                                      During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)                                     During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)                                      Not applicable.

(f)                                        The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.            Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Robert E. Lee as the Registrant’s “audit committee financial experts.” Mr. Lee is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR

Item 4.            Principal Accountant Fees and Services.

(a)                                  Audit Fees:  For the Registrant’s fiscal years ended April 30, 2005 and April 30, 2006, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $35,900 and $41,000, respectively.

(b)                                 Audit-Related Fees:  For the Registrant’s fiscal years ended April 30, 2005 and April 30, 2006, the aggregate fees billed for professional services rendered by the principal accountant for the 17f-2 audit of the Registrant’s annual financial statements were $10,800 and $17,200, respectively.

(c)                                  Tax Fees:  For the Registrant’s fiscal years ended April 30, 2005 and April 30, 2006, aggregate fees of $8,600, and $9,120, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The fiscal year 2005 and 2006 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)                                 All Other Fees:  For the Registrant’s fiscal years ended April 30, 2005 and April 30, 2006, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)                    Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)                    No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    Not applicable.

(g)                                 Not applicable.

(h)                                 Not applicable.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.          Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11.          Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)                    The code of ethics that applies to the Registrant's principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)              The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)                       The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:                          /s/ Edmund J. Burke

                                Edmund J. Burke (Principal Executive Officer)

                                President

Date:                       July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:                          /s/ Edmund J. Burke

                                Edmund J. Burke (Principal Executive Officer)

                                President

Date:                       July 7, 2006

By:                          /s/ Jeremy O. May

                                Jeremy O. May (Principal Financial Officer)

                                Treasurer

Date:                       July 7, 2006